Segment Reporting	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
SEGMENT REPORTING

7.	SEGMENT REPORTING

Management currently identifies the Group’s three sales models as operating segments, which are wholesale, retail and contract manufacturing. The segment presentation is in accordance with management’s expectation of future business developments. These operating segments are monitored and strategic decisions are made on the basis of segmental gross margins.

	Wholesale			Retail			Subcontracting			Consolidated
	For the year ended December 31,			For the year ended December 31,			For the year ended December 31,			For the year ended December 31,
By business	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016
Sales to external customers	13,584,754	15,034,800	32,127,083	2,375,773	6,983,592	5,529,985	2,574,588	1,744,144	3,543,137	18,535,115	23,762,536	41,200,205
Segment revenue	13,584,754	15,034,800	32,127,083	2,375,773	6,983,592	5,529,985	2,574,588	1,744,144	3,543,137	18,535,115	23,762,536	41,200,205
Segment gross margins/(loss)	2,245,944	2,277,858	6,504,893	(5,402,994)	(14,291,680)	(5,668,061)	840,914	502,007	1,321,441	(2,316,137)	(11,511,815)	2,158,273
Reconciling items										(21,074,580)	(7,901,842)	(17,787,093)
Profit/(loss) before tax										(23,390,717)	(19,413,657)	(15,628,820)
Income tax income/(expense)										5,422,119	4,598,061	3,726,133
Profit/(loss) for the year										(17,968,598)	(14,815,596)	(11,902,687)

	As of December 31, 2018
	Wholesale and Retail	Subcontracting	Unallocated	Consolidated
Current assets	27,287,590	6,394,814	17,462	33,699,866
Non-current assets	7,864,391	19,601,749	-	27,466,140
Total assets	35,151,981	25,996,563	17,462	61,166,006

Current liabilities	3,417,655	1,590,564	1,856,467	6,864,685
Total liabilities	3,417,655	1,590,564	1,856,467	6,864,685

	As of December 31, 2017
	Wholesale and Retail	Subcontracting	Unallocated	Consolidated
Current assets	34,036,883	6,284,118	22,384	40,343,385
Non-current assets	8,987,857	31,978,462	-	40,966,319
Total assets	43,024,740	38,262,580	22,384	81,309,704

Current liabilities	3,722,277	1,995,164	1,565,068	7,282,509
Total liabilities	3,722,277	1,995,164	1,565,068	7,282,509

Geographical information

The Group’s operations are located in the PRC and all of the Group’s revenue is derived from sales to customers in the PRC. Hence, no analysis by geographical area of operations is provided.

Information about major customers

Major distributors that make up 10% or more of wholesale revenue are as below:

	Year ended December 31,
	2018	2017	2016
Distributor A	1,331,194	1,454,862	3,782,718
Other distributors	12,253,560	13,579,938	28,344,365
	13,584,754	15,034,800	32,127,083

Information about major suppliers

Major suppliers that make up 10% or more of purchases are as below:

	Year ended December 31,
	2018	2017	2016
Supplier A	3,031,310	2,403,309	6,655,740
Supplier B	2,879,110	-	5,424,342
Supplier C	-	1,530,429	4,083,924
Supplier D	-	-	3,023,297
Supplier E	-	1,714,468	-
Supplier F	-	1,684,743	-
Supplier G	1,684,910	-	-
Other suppliers	2,901,982	5,065,563	6,436,809
	10,497,312	12,398,512	25,624,112